Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	AOCI Attributable to Parent	Retained Earnings	Total
Balance at Dec. 31, 2013	$ 5,000	$ 10,500	$ 269	$ 3,332	$ 19,101
Net Income (Loss)				161	161
Other Comprehensive Income (Loss)			(47)		(47)
Balance at Dec. 31, 2014	5,000	10,500	222	3,493	19,215
Net Income (Loss)				2,780	2,780
Other Comprehensive Income (Loss)			(447)		(447)
Balance at Dec. 31, 2015	5,000	10,500	(225)	6,273	21,548
Net Income (Loss)				1,835	1,835
Other Comprehensive Income (Loss)			(98)		(98)
Balance at Dec. 31, 2016	$ 5,000	$ 10,500	$ (323)	$ 8,108	$ 23,285